Expense Example - SelectPortfoliosGroup2-ConsumerStaplesSector-RetailPRO - SelectPortfoliosGroup2-ConsumerStaplesSector-RetailPRO - Select Consumer Staples Portfolio - Select Consumer Staples Portfolio
Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906